Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property plant and equipment

		Plant,	Office
	Land and	machinery	equipment
	buildings	and other	and vehicles	Total
	$m	$m	$m	$m
Cost
At January 1, 2016	829	3,108	56	3,993
Acquisitions (Note 24)	190	512	—	702
Additions	3	345	6	354
Impairment	—	(9)	—	(9)
Disposals	(7)	(211)	(11)	(229)
Transfers	14	(32)	18	—
Exchange	(46)	(172)	(5)	(223)
At December 31, 2016	983	3,541	64	4,588
Depreciation
At January 1, 2016	(189)	(1,264)	(27)	(1,480)
Charge for the year	(28)	(332)	(10)	(370)
Disposals	4	211	10	225
Exchange	13	90	2	105
At December 31, 2016	(200)	(1,295)	(25)	(1,520)
Net book value
At December 31, 2016	783	2,246	39	3,068
Cost
At January 1, 2017	983	3,541	64	4,588
Additions	8	508	6	522
Impairment (Note 4)	—	(54)	—	(54)
Disposals	(4)	(160)	(10)	(174)
Transfers	11	(9)	7	9
Exchange	96	316	4	416
At December 31, 2017	1,094	4,142	71	5,307
Depreciation
At January 1, 2017	(200)	(1,295)	(25)	(1,520)
Charge for the year	(35)	(378)	(10)	(423)
Disposals	2	156	10	168
Transfers	1	(2)	1	—
Exchange	(26)	(137)	(1)	(164)
At December 31, 2017	(258)	(1,656)	(25)	(1,939)
Net book value
At December 31, 2017	836	2,486	46	3,368

Schedule of operating lease commitments

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Plant and machinery	6	6	6
Land and buildings	21	27	23
Office equipment and vehicles	11	10	9
	38	43	38

Schedule of commitments under non cancellable operating leases

	At December 31,
	2017	2016	2015
	$m	$m	$m
Not later than one year	35	32	29
Later than one year and not later than five years	77	73	75
Later than five years	80	72	73
	192	177	177

Schedule of capital commitments

	At December 31,
	2017	2016	2015
	$m	$m	$m
Contracted for	101	116	33
Not contracted for	14	20	7
	115	136	40